Short-Term Borrowings and Long-Term Debt - Annual maturity (Details 3) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Short-term borrowings and long-term debt
2017	¥ 82,796
2018	72,386
2019	562
2020	15,544
2021	28,161
2022 and thereafter	¥ 20,241